Analysis of performance by segment - Short-term fluctuations in investment returns (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	£ (558)	£ (1,563)	£ (1,678)
Operating segments
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(578)	(1,583)	(1,474)
Operating segments | Asia
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(512)	(1)	(225)
Operating segments | US
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(100)	(1,568)	(1,455)
Operating segments | Jackson (US insurance operations)
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(100)	(1,568)	(1,455)
Operating segments | Jackson (US insurance operations) | Net equity hedge result
Analysis of operating segments
Fair value movements on equity hedge instruments	299	(1,871)	(1,786)
Accounting value movements on the variable and fixed index annuity guarantee liabilities	(894)	(99)	(188)
Fee assessments net of claim payments	537	480	387
Short-term fluctuations in investment returns on shareholder-backed business	(58)	(1,490)	(1,587)
Reduction in profit before tax from routine updates to actuarial assumptions for guarantee liabilities	143	382
Operating segments | Jackson (US insurance operations) | Other than equity-related derivatives
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(64)	(36)	(126)
Operating segments | Jackson (US insurance operations) | Debt securities
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(31)	(73)	201
Operating segments | Jackson (US insurance operations) | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	38	12	35
Operating segments | Jackson (US insurance operations) | Other items
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	15	19	22
Operating segments | Jackson (US insurance operations) | Amortisation to the income statement, Non-operating profit
Analysis of operating segments
Related credit for amortisation of deferred acquisition costs	(114)	462	565
Operating segments | UK and Europe
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	34	(14)	206
Unallocated to a segment (central or other operations)
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	£ 20	£ 20	£ (204)